INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of loss from operations before income taxes

	For the Year Ended December 31,
	2022	2021
United States	$584	$(5,039)
Foreign	(12,055)	(12,087)
Loss before income taxes	$(11,471)	$(17,126)

Schedule of reconciliation of the statutory income tax rate to company's effective tax rate

	Year Ended December 31,
	2022	2021
Taxes at domestic rate	21.0%	21.0%
State and local income taxes	—%	—%
Non-US statutory rates	2.9%	(0.8)%
Permanent items	(6.3)%	(7.3)%
Change in valuation allowance	(17.9)%	(22.4)%
Statutory Rate Change	—%	9.6%
Other	0.1%	(0.1)%
Effective tax rate	(0.2)%	(0.0)%

Schedule of components of income tax provision/(benefit)

	December 31,
	2022	2021
Current
Federal	—	—
State	2	—
Foreign	22	—
Total Current	$24	$—

Deferred
Federal	—	—
State	—	—
Foreign	—	—
Total Deferred	—	—
Total	$24	$—

Schedule of deferred tax assets and liabilities

	December 31,
	2022	2021
Deferred tax assets/(liabilities):
Net operating loss carryforwards	$9,151	$7,506
Property plant and equipment	(150)	(190)
Other	68	229
	9,069	7,545
Valuation allowance	(9,069)	(7,545)
Deferred tax assets, net of allowance	$—	$—